Acquisitions (Details 2) - USD ($)	Nov. 30, 2017	Jul. 01, 2017	Feb. 28, 2017	Feb. 29, 2016
Cash	$ 47,020		$ 539,243	$ 134,469
Total assets	1,374,298		693,637	$ 157,901
Total liabilities	2,376,029		1,048,359
Customer Lists	$ 66,800		$ 66,800
Comencia, Inc. Acquisition [Member]
Cash		$ 11,989
Other assets		13,115
Total assets		25,104
Accrued expenses		(12,741)
Long-term payables		(52,422)
Total liabilities		(65,163)
Customer Lists		33,000
Intellectual Property		48,800
Trademarks		7,000
Total intangibles		88,800
Total assets acquired, net		48,741
Additional consideration given as compensation expense		701,259
Total consideration		$ 750,000